Property and Equipment	12 Months Ended
Jun. 30, 2013
Property and Equipment

NOTE 8 — PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

(In millions)

June 30,	2013	2012

Land	$525	$528
Buildings and improvements	7,326	6,768
Leasehold improvements	2,946	2,550
Computer equipment and software	9,242	7,298
Furniture and equipment	2,465	2,087

Total, at cost	22,504	19,231
Accumulated depreciation	(12,513)	(10,962)

Total, net	$9,991	$8,269

During fiscal years 2013, 2012, and 2011, depreciation expense was $2.6 billion, $2.2 billion, and $2.0 billion, respectively.